Pensions and Other Employee Benefits - Fair Value of the Company's Pension Plans' and Postretirement Benefit Plans' Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Postretirement Benefit Plans Assets [Member]
Equity securities:
Fair value of company's plan assets	$ 55	$ 47
Postretirement Benefit Plans Assets [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	47	41
Postretirement Benefit Plans Assets [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	8	6
Postretirement Benefit Plans Assets [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | U.S. Equity [Member]
Equity securities:
Fair value of company's plan assets	23	27
Postretirement Benefit Plans Assets [Member] | U.S. Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	23	27
Postretirement Benefit Plans Assets [Member] | U.S. Equity [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | U.S. Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | International Equity [Member]
Equity securities:
Fair value of company's plan assets	3	2
Postretirement Benefit Plans Assets [Member] | International Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	1	1
Postretirement Benefit Plans Assets [Member] | International Equity [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	2	1
Postretirement Benefit Plans Assets [Member] | International Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | Fixed Income - Investment Grade [Member]
Equity securities:
Fair value of company's plan assets	23	14
Postretirement Benefit Plans Assets [Member] | Fixed Income - Investment Grade [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	21	11
Postretirement Benefit Plans Assets [Member] | Fixed Income - Investment Grade [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	2	3
Postretirement Benefit Plans Assets [Member] | Fixed Income - Investment Grade [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | Fixed Income - High Yield [Member]
Equity securities:
Fair value of company's plan assets	2	1
Postretirement Benefit Plans Assets [Member] | Fixed Income - High Yield [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | Fixed Income - High Yield [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	2	1
Postretirement Benefit Plans Assets [Member] | Fixed Income - High Yield [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | Real Estate Investment Trusts [Member]
Equity securities:
Fair value of company's plan assets	2	2
Postretirement Benefit Plans Assets [Member] | Real Estate Investment Trusts [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	2	2
Postretirement Benefit Plans Assets [Member] | Real Estate Investment Trusts [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | Real Estate Investment Trusts [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | Other [Member]
Equity securities:
Fair value of company's plan assets	2	1
Postretirement Benefit Plans Assets [Member] | Other [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | Other [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	2	1
Postretirement Benefit Plans Assets [Member] | Other [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
U.S. Based Pension Plans [Member]
Equity securities:
Fair value of company's plan assets	2,103	1,753
U.S. Based Pension Plans [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	1,554	1,292
U.S. Based Pension Plans [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	549	461
U.S. Based Pension Plans [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
U.S. Based Pension Plans [Member] | U.S. Equity [Member]
Equity securities:
Fair value of company's plan assets	1,141	893
U.S. Based Pension Plans [Member] | U.S. Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	1,141	893
U.S. Based Pension Plans [Member] | U.S. Equity [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets
U.S. Based Pension Plans [Member] | U.S. Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
U.S. Based Pension Plans [Member] | International Equity [Member]
Equity securities:
Fair value of company's plan assets	225	184
U.S. Based Pension Plans [Member] | International Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	79	67
U.S. Based Pension Plans [Member] | International Equity [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	146	117
U.S. Based Pension Plans [Member] | International Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
U.S. Based Pension Plans [Member] | Fixed Income - Investment Grade [Member]
Equity securities:
Fair value of company's plan assets	351	391
U.S. Based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	216	194
U.S. Based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	135	197
U.S. Based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
U.S. Based Pension Plans [Member] | Fixed Income - High Yield [Member]
Equity securities:
Fair value of company's plan assets	118	105
U.S. Based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets
U.S. Based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	118	105
U.S. Based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
U.S. Based Pension Plans [Member] | Real Estate Investment Trusts [Member]
Equity securities:
Fair value of company's plan assets	118	138
U.S. Based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	118	138
U.S. Based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets
U.S. Based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
U.S. Based Pension Plans [Member] | Other [Member]
Equity securities:
Fair value of company's plan assets	150	42
U.S. Based Pension Plans [Member] | Other [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets
U.S. Based Pension Plans [Member] | Other [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	150	42
U.S. Based Pension Plans [Member] | Other [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Canadian Based Pension Plans [Member]
Equity securities:
Fair value of company's plan assets	300	273
Canadian Based Pension Plans [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	177	144
Canadian Based Pension Plans [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	123	129
Canadian Based Pension Plans [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Canadian Based Pension Plans [Member] | U.S. Equity [Member]
Equity securities:
Fair value of company's plan assets	72	56
Canadian Based Pension Plans [Member] | U.S. Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	54	43
Canadian Based Pension Plans [Member] | U.S. Equity [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	18	13
Canadian Based Pension Plans [Member] | U.S. Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Canadian Based Pension Plans [Member] | International Equity [Member]
Equity securities:
Fair value of company's plan assets	135	119
Canadian Based Pension Plans [Member] | International Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	117	98
Canadian Based Pension Plans [Member] | International Equity [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	18	21
Canadian Based Pension Plans [Member] | International Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Canadian Based Pension Plans [Member] | Fixed Income - Investment Grade [Member]
Equity securities:
Fair value of company's plan assets	82	88
Canadian Based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets
Canadian Based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	82	88
Canadian Based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Canadian Based Pension Plans [Member] | Fixed Income - High Yield [Member]
Equity securities:
Fair value of company's plan assets
Canadian Based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets
Canadian Based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets
Canadian Based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Canadian Based Pension Plans [Member] | Real Estate Investment Trusts [Member]
Equity securities:
Fair value of company's plan assets
Canadian Based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets
Canadian Based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets
Canadian Based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Canadian Based Pension Plans [Member] | Other [Member]
Equity securities:
Fair value of company's plan assets	11	10
Canadian Based Pension Plans [Member] | Other [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	6	3
Canadian Based Pension Plans [Member] | Other [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	5	7
Canadian Based Pension Plans [Member] | Other [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets